CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND BORROWINGS
Schedule of net debt

	2019	2018
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	26	164
Long-term bank borrowings	851	304
Private placement notes	1,000	997
Borrowings	1,877	1,465
Cash at bank	(277)	(365)
Credit balance on derivatives – currency swaps	–	1
Credit balance on derivatives – interest rate swaps	–	3
Net debt	1,600	1,104
Non-current lease liabilities	124
Current lease liabilities	46
Net debt including lease liabilities	1,770

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2019:
Bank loans	6	553	–	298	–	–	857
Bank overdrafts	20	–	–	–	–	–	20
Private placement notes	–	265	125	105	430	75	1,000
Lease liabilities[1]	46	39	30	20	14	37	186
	72	857	155	423	444	112	2,063
At 31 December 2018:
Bank loans	7	–	–	304	–	–	311
Bank overdrafts	32	–	–	–	–	–	32
Private placement notes	125	–	262	125	105	505	1,122
	164	–	262	429	105	505	1,465

1	The lease liabilities presented above are on an undiscounted basis and include the effect of discounting of $16m.

Schedule of committed facility

Facility	Date due
$75 million 3.23% Senior Notes	January 2021
€223 million bilateral, term loan facility	May 2021
€269 million bilateral, term loan facility	May 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
$50 million 3.15% Senior Notes	November 2022
€265 million bilateral, term loan facility	April 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$1.0 billion syndicated revolving credit facility	June 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
$95 million 2.99% Senior Notes	June 2030
$155 million 3.09% Senior Notes	June 2032

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2019
Non-derivative financial liabilities:
Bank overdrafts and loans	26	553	298	–	877
Trade and other payables	941	1	1	1	944
Private placement notes	33	297	721	79	1,130
Acquisition consideration	83	63	32	10	188
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,331	–	–	–	2,331
Currency swaps/forward foreign exchange contracts – inflow	(2,331)	–	–	–	(2,331)
	1,083	914	1,052	90	3,139
At 31 December 2018
Non-derivative financial liabilities:
Bank overdrafts and loans	39	–	304	–	343
Trade and other payables	854	1	1	2	858
Private placement notes	164	35	571	522	1,292
Acquisition consideration	78	21	25	3	127
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,394	–	–	–	2,394
Currency swaps/forward foreign exchange contracts – inflow	(2,393)	–	–	–	(2,393)
	1,136	57	901	527	2,621